Income Taxes Tax Credit Carryforwards (Details) $ in Millions	Sep. 30, 2016 USD ($)
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 1.1
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 10.1